Contractual Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of detailed information about operating lease rental expense
Rental expenses related to operating leases for fiscal years ended December 31, 2018 and 2017 are detailed below:

	2018	2017
Minimum payments	4,988	2,306
Contingent installments	7,326	5,361

	12,314	7,667

Estimated minimum commitments payments related to non-cancellable operating lease
The minimum payment commitments related to
non-cancellable
operating leases as of December 31, 2018 and 2017 are detailed below:

	2018	2017
Up to 1 year	12,264	5,480
From 1 to 5 years	15,341	4,265
From 6 th year	2,317	504